STATEMENT OF INVESTMENTS
May 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 97.4%
Banks – 5.3%
Bank of America Corp. 7,288 202,534
JPMorgan Chase & Co. 2,416 327,875
530,409
Capital Goods – 2.7%
Caterpillar, Inc. 616 126,742
Trane Technologies PLC 848 138,419
265,161
Consumer Discretionary Distribution & Retail – 6.5%
Amazon.com, Inc.
(a)
4,280 516,082
Etsy, Inc.
(a)
1,576 127,735
643,817
Consumer Durables & Apparel – 1.8%
Lululemon Athletica, Inc.
(a)
536 177,915
Consumer Services – 2.8%
Bright Horizons Family Solutions, Inc.
(a)
3,208 274,605
Energy – 4.1%
Exxon Mobil Corp. 1,424 145,504
Occidental Petroleum Corp. 2,136 123,162
Schlumberger NV 3,384 144,937
413,603
Financial Services – 3.9%
Block, Inc.
(a)
1,784 107,736
Mastercard, Inc., Class A 784 286,175
393,911
Food, Beverage & Tobacco – 3.8%
Hershey Co. (The) 552 143,354
PepsiCo, Inc. 1,288 234,867
378,221
Health Care Equipment & Services – 10.3%
Addus Homecare Corp.
(a)
1,152 103,853
Boston Scientific Corp.
(a)
4,176 214,980
Cooper Cos., Inc. (The) 768 285,335
Hologic, Inc.
(a)
1,816 143,264
Modivcare, Inc.
(a)
1,704 76,561
Progyny, Inc.
(a)
5,520 205,620
1,029,613
Household & Personal Products – 2.5%
Estee Lauder Cos., Inc. (The), Class A 1,328 244,392
Insurance – 2.4%
Progressive Corp. (The) 1,888 241,494

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 97.4% (continued)
Materials – 2.2%
Alcoa Corp. 6,872 217,980
Media & Entertainment – 3.8%
Omnicom Group, Inc. 2,408 212,362
Walt Disney Co. (The)
(a)
1,912 168,179
380,541
Pharmaceuticals, Biotechnology & Life Sciences – 12.4%
AbbVie, Inc. 2,248 310,134
Alnylam Pharmaceuticals, Inc.
(a)
480 88,805
Danaher Corp. 992 227,783
Eli Lilly & Co. 808 347,003
Illumina, Inc.
(a)
1,352 265,871
1,239,596
Semiconductors & Semiconductor Equipment – 2.1%
Texas Instruments, Inc. 1,232 214,220
Software & Services – 23.5%
Accenture PLC, Class A 952 291,236
ANSYS, Inc.
(a)
776 251,106
HubSpot, Inc.
(a)
520 269,355
Intuit, Inc. 592 248,119
Microsoft Corp. 2,424 796,017
Shopify, Inc., Class A
(a)
4,488 256,669
Workday, Inc., Class A
(a)
1,088 230,645
2,343,147
Transportation – 5.4%
FedEx Corp. 1,104 240,650
Uber Technologies, Inc.
(a)
7,848 297,675
538,325
Utilities – 1.9%
Exelon Corp. 4,896 194,126
Total Common Stocks (cost $9,737,212) 9,721,076
Investment Companies – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.07%
(b)(c)
(cost $262,813) 262,813 262,813
Total Investments (cost $10,000,025) 100.0% 9,983,889
Cash and Receivables (Net) 0.0% 1,667
Net Assets 100.0% 9,985,556

See Notes to Statement of Investments
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of May 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Women's Opportunities
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of May 31, 2023 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
At May 31, 2023, accumulated net unrealized depreciation on investments was $16,136, consisting of gross appreciation of $216,563 and gross depreciation of $232,699.
At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,721,076 — — 9,721,076
Investment Companies 262,813 — — 262,813
†
See Statement of Investments for additional detailed categorizations, if any.